SIGNIFICANT TRANSACTIONS - Schedule of Acquisition of Uklon (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 16, 2025	Dec. 15, 2025	Jun. 30, 2025	Apr. 02, 2025
Less: balances acquired
Net outflow of cash - investing activities	$ 157	$ 2	$ 0
Uklon
Non-current assets
Intangible assets							$ 58
Current assets
Trade and other receivables							2
Cash and cash equivalents							12
Non-current liabilities
Deferred tax liability							(7)
Current liabilities
Trade and employee related payables							(6)
Other current liabilities							(10)
Fair value of identifiable net assets	49					$ 54	49
Goodwill resulting from acquisition	109					$ 104	109
Purchase consideration							158
Cash paid							141
Fair value of contingent consideration							16
Total cash consideration							$ 129
Percentage of voting equity interests acquired							97.00%
Payment to settle employee awards							$ 12
Cash consideration	153
Less: balances acquired
Cash and cash equivalents	(12)
Net outflow of cash - investing activities	$ 141
Uklon | Symmetrical Put and Call Option
Current liabilities
Put option liability							$ 1
SUNVIN 11 LLC
Current assets
Cash and cash equivalents					$ 2
Current liabilities
Goodwill resulting from acquisition					7
Purchase consideration				$ 8	$ 8
Percentage of voting equity interests acquired					100.00%